UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2806

Exact name of registrant as specified in charter:  Delaware Group Cash Reserve

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: March 31, 2006

Item 1.  Reports to Stockholders




Delaware Cash
Reserve Fund

Annual Report
March 31, 2006


Delaware
Investments(R)
--------------
A member of Lincoln Financial Group                Fixed Income Mutual Funds

Table of contents

>       Portfolio management review                             1
>       Performance summary                                     2
>       Disclosure of Fund expenses                             4
>       Sector allocation                                       5
>       Financial statements:
                Statement of net assets                         6
                Statement of operations                         8
                Statements of changes in net assets             9
                Financial highlights                            10
                Notes to financial statements                   14
>       Report of independent registered
        public accounting firm                                  17
>       Board of trustees/directors and officers addendum       18
>       About the organization                                  20


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors L.P.

Portfolio management review

> Delaware Cash Reserve Fund
April 10, 2006


Fund manager

Cynthia Isom

Portfolio Manager

The fiscal year ended March 31, 2006, with the Federal Reserve Board raising short-term interest rates to 4.75% and reiterating its long-standing commitment to fighting inflation. Benjamin Bernanke stuck to the Federal Reserve's playbook in his first meeting as chairman, as the fed's Open Market Committee boosted borrowing costs to a five-year high and hinted that an additional interest rate increase or increases could be in store. This marked the fifteenth straight interest rate increase by the fed since June 2004.

As a whole, money market funds have had a successful year, posting their first annual gains in assets since 2001. Currently, money market funds are widening their rate advantage over options such as bank saving accounts. At this time, some money market funds, which invest in short-term instruments, have attractive yields and the advantage of keeping cash in relatively safe securities, such as certificates of deposit and commercial paper.

Delaware Cash Reserve Fund returned 3.11% (Class A shares at net asset value with dividends reinvested) for the fiscal year ended March 31, 2006.* The average taxable money market fund, as measured by the 393 funds that compose the Lipper Money Market Funds Average, returned 2.86% for the same period.

Typical of a money market fund, more than half of the Delaware Cash Reserve Fund's assets remain invested in commercial paper, which represents obligations issued by corporations or banks to finance short-term credit needs, such as accounts receivable and inventory.

Delaware Investments believes that the US economy will continue to be strong in the second quarter and grow at a moderate pace later in 2006. We remain mindful of global inflationary pressures, which we believe will continue to be an overriding concern for the U.S. economy in the near and intermediate future. High energy and commodity prices give further evidence that investors should be mindful of potential inflationary pressures. Amid this economic backdrop and fairly rich spread valuations, we expect to remain more cautious in non-Treasury sectors. Our view is that the dollar will weaken versus most trading partners' currencies in 2006 because of the growing US trade imbalance.

Regardless of the near-term outlook, it remains important for investors to periodically reexamine the asset allocation within their investment portfolios. For individuals seeking stability of principal or needing to keep cash-equivalent assets handy while making decisions about stock and bond investments, we believe Delaware Cash Reserve Fund can continue to be a valuable short-term investment vehicle.


* For complete annualized performance for Delaware Cash Reserve Fund, please see the table on page 2.

Performance summary

> Delaware Cash Reserve Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value may fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Cash Reserve Fund prospectus contains this and other important information about the Fund. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.

Fund Performance
Average Annual Total Returns/Yields                                                                           7-Day Yield
Through March 31, 2006                          Lifetime        10 Years        5 Years         1 Year          3/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class A (Est. 6/30/78)                          +6.27%          +3.29%          +1.69%          +3.11%          +4.06%
Consultant Class (Est. 6/30/78)                 +6.09%          +3.03%          +1.44%          +2.85%          +3.81%
------------------------------------------------------------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge                          +2.80%          +2.53%          +0.95%          +2.21%          +3.06%
Including Sales Charge                          +2.80%          +2.53%          +0.51%          -1.79%
------------------------------------------------------------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge                          +2.44%          +2.40%          +0.95%          +2.21%          +3.06%
Including Sales Charge                          +2.44%          +2.40%          +0.95%          +1.21%
------------------------------------------------------------------------------------------------------------------------------------

All performance reflects reinvestment of all dividends. An investment in Delaware Cash Reserve Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in Delaware Cash Reserve Fund. Returns and yields will fluctuate. Past performance is not a guarantee of future results.

Class A shares are available without sales charges or any 12b-1 fees.

Consultant Class shares were first made available on March 10, 1988 and are available without a sales charge. Consultant Class performance prior to March 10, 1988 for Delaware Cash Reserve Fund is based on Class A performance. Performance after March 10, 1988 reflects the impact of an annual service and distribution fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Consultant Class after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1%.

An expense limitation was in effect for all classes of Delaware Cash Reserve Fund during all periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares.

Delaware Cash Reserve Fund Class B and C shares are available only as part of an overall investment program using Class B or C shares of other funds. Direct investment into Delaware Cash Reserve Fund Class B or C shares may be made only when establishing a Wealth Builder plan. Performance, excluding sales charges, for Class B and C shares assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

Fund Basics
As of March 31, 2006

--------------------------------------------------------------------------------
Fund objective
--------------------------------------------------------------------------------
The Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.

--------------------------------------------------------------------------------
Total fund net assets
--------------------------------------------------------------------------------
$425.09 million

--------------------------------------------------------------------------------
Number of holdings
--------------------------------------------------------------------------------
47

--------------------------------------------------------------------------------
Fund start date
--------------------------------------------------------------------------------
June 30, 1978

--------------------------------------------------------------------------------
Your fund manager
--------------------------------------------------------------------------------
Cynthia Isom joined Delaware Investments in 1985 as a trader of money market, high-grade, and Treasury securities. Prior to coming to Delaware, she worked as an institutional salesperson with Merrill Lynch. Ms. Isom holds a bachelor's degree from Vassar College.

--------------------------------------------------------------------------------
Nasdaq symbols
--------------------------------------------------------------------------------
Class A         DCRXX

--------------------------------------------------------------------------------
CUSIP Numbers:
--------------------------------------------------------------------------------
Class A                 245910-10-4
Class B                 245910-30-2
Class C                 245910-40-1
Consultant Class        245910-20-3

Disclosure of Fund expenses
For the Period October 1, 2005 to March 31, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses, shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Delaware Cash Reserve Fund
Expense Analysis of an Investment of $1,000

                                                                                      Expenses
                                         Beginning        Ending                     Paid During
                                          Account         Account     Annualized       Period
                                           Value           Value       Expense       10/1/05 to
                                          10/1/05         3/31/06       Ratio          3/31/06
-----------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                 $1,000.00       $1,017.90       0.70%           $3.52
Class B                                  1,000.00        1,012.80       1.70%            8.53
Class C                                  1,000.00        1,012.80       1.70%            8.53
Consultant Class                         1,000.00        1,016.60       0.95%            4.78
-----------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                 $1,000.00       $1,021.44       0.70%           $3.53
Class B                                  1,000.00        1,016.45       1.70%            8.55
Class C                                  1,000.00        1,016.45       1.70%            8.55
Consultant Class                         1,000.00        1,020.19       0.95%            4.78
-----------------------------------------------------------------------------------------------------

Sector allocation

> Delaware Cash Reserve Fund
As of March 31, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                     Percentage
Sector                                                             of Net Assets
--------------------------------------------------------------------------------
Certificates of Deposit                                                 15.94%
--------------------------------------------------------------------------------
Corporate Bonds                                                          1.16%
--------------------------------------------------------------------------------
Discount Commercial Paper                                               66.99%
Colleges & Universities                                                  4.48%
Energy                                                                   4.03%
Financial Services                                                      44.08%
Industrial                                                               1.74%
Mortgage Bankers & Brokers                                               9.00%
Sovereign Agency                                                         3.66%
--------------------------------------------------------------------------------
Floating Rate Notes                                                      6.91%
--------------------------------------------------------------------------------
Interest Bearing Commercial Paper                                        2.30%
--------------------------------------------------------------------------------
Other Medium Term Notes                                                  2.30%
--------------------------------------------------------------------------------
Variable Rate Demand Notes                                               2.30%
--------------------------------------------------------------------------------
Total Market Value of Securities                                        97.90%
--------------------------------------------------------------------------------
Receivables and Other Assets Net of Liabilities                          2.10%
--------------------------------------------------------------------------------
Total Net Assets                                                       100.00%
--------------------------------------------------------------------------------

Statement of net assets

> Delaware Cash Reserve Fund
March 31, 2006

                                                   Principal
                                                     Amount           Value
-------------------------------------------------------------------------------
Certificates of Deposit - 15.94%
-------------------------------------------------------------------------------
  American Express Centurion Bank
    4.75% 5/26/06                                 $10,000,000      $ 10,000,000
  Credit Suisse 4.75% 4/20/06                      10,000,000        10,000,000
  First Tennessee Bank
    4.53% 4/17/06                                  10,000,000        10,000,000
    4.54% 4/20/06                                  10,000,000        10,000,000
  Wells Fargo Bank 4.77% 4/24/06                   10,000,000        10,000,000
  Wilmington Trust
    4.56% 4/20/06                                  10,000,000        10,000,000
    4.71% 5/8/06                                    9,250,000         9,250,000
                                                                   ------------
Total Certificates of Deposit
  (cost $69,250,000)                                                 69,250,000
                                                                   ------------
-------------------------------------------------------------------------------
Corporate Bonds - 1.16%
-------------------------------------------------------------------------------
  Bank of America 7.125% 9/15/06                    5,000,000         5,053,920
                                                                   ------------
Total Corporate Bonds (cost $5,053,920)                               5,053,920
                                                                   ------------
-------------------------------------------------------------------------------
[not equal]Discount Commercial Paper - 66.99%
-------------------------------------------------------------------------------
Colleges & Universities - 4.48%
  Leland Stanford Junior University
    4.528% 5/2/06                                   9,500,000         9,461,061
  Yale University 4.829% 4/4/06                    10,000,000         9,996,175
                                                                   ------------
                                                                     19,457,236
                                                                   ------------
Energy - 4.03%
  Koch Resources 4.716% 4/3/06                     17,500,000        17,495,294
                                                                   ------------
                                                                     17,495,294
                                                                   ------------
Financial Services - 44.08%
  (CS)Aquinas Funding 4.556% 4/3/06                17,500,000        17,495,294
  (CS)Barton Capital 4.825% 4/3/06                 17,500,000        17,495,304
  Cargill Asia Pacific Treasury
    4.847% 4/3/06                                  14,350,000        14,346,149
  (CS)Eiffel Funding
    4.843% 4/17/06                                  5,000,000         4,990,000
    4.888% 5/12/06                                  5,000,000         4,973,008
    4.890% 5/2/06                                  10,000,000         9,958,925
  (CS)Eureka Securitization
    4.581% 5/17/06                                  6,500,000         6,460,216
    4.916% 5/18/06                                 10,000,000         9,937,203
  (CS)Fountain Square
    4.625% 5/22/06                                  9,500,000         9,435,535
    4.781% 5/5/06                                  10,000,000         9,955,800
  ING America Insurance Holdings
    4.774% 7/6/06                                  10,000,000         9,870,667
    4.792% 4/12/06                                  6,000,000         5,991,787
 (CS)Starbird Funding
    4.794% 5/15/06                                  8,000,000         7,952,969
    4.840% 6/9/06                                  10,000,000         9,907,617
  (CS)Surrey Funding
    4.774% 4/20/06                                 10,000,000         9,976,224
    4.790% 5/1/06                                   5,000,000         4,980,125
  Swiss RE Financial Products
    4.842% 6/12/06                                  4,025,000         3,986,038
    4.875% 4/24/06                                 10,000,000         9,971,058
  (CS)Three Pillars Funding 4.832% 4/5/06           6,307,000         6,303,643
  UBS Finance Delaware
    4.832% 4/3/06                                  17,500,000        17,495,304
                                                                   ------------
                                                                    191,482,866
                                                                   ------------
Industrial - 1.74%
  Cargill 4.535% 4/3/06                             3,150,000         3,149,155
  Total Capital 4.832% 4/3/06                       4,410,000         4,408,819
                                                                   ------------
                                                                      7,557,974
                                                                   ------------
Mortgage Bankers & Brokers - 9.00%
  Goldman Sachs 4.832% 7/20/06                      8,000,000         7,883,156
  Morgan Stanley 4.842% 4/4/06                     20,000,000        19,992,050
  National Australia Funding
    4.822% 4/4/06                                   6,700,000         6,697,337
  Westpac Banking 4.551% 6/9/06                     4,567,000         4,524,633
                                                                   ------------
                                                                     39,097,176
                                                                   ------------
Sovereign Agency - 3.66%
  Swedish National Finance
    4.778% 4/10/06                                  7,000,000         6,992,143
    4.863% 5/24/06                                  9,000,000         8,936,267
                                                                   ------------
                                                                     15,928,410
                                                                   ------------
Total Discount Commercial Paper
  (cost $291,018,956)                                               291,018,956
                                                                   ------------
-------------------------------------------------------------------------------
oFloating Rate Notes - 6.91%
-------------------------------------------------------------------------------
  ANZ National International Loan
    4.65% 6/7/07                                    5,000,000         5,000,000
  Bank of America 4.81% 6/7/06                     10,000,000        10,000,000
  Washington Mutual Bank
    4.651% 5/31/06                                 10,000,000        10,000,000
    4.729% 12/15/06                                 5,000,000         5,000,000
                                                                   ------------
Total Floating Rate Notes
  (cost $30,000,000)                                                 30,000,000
                                                                   ------------
-------------------------------------------------------------------------------
Interest Bearing Commercial Paper - 2.30%
-------------------------------------------------------------------------------
oGoldman Sachs 4.661% 8/7/06                       10,000,000        10,000,000
                                                                   ------------
Total Interest Bearing Commercial
  Paper (cost $10,000,000)                                           10,000,000
                                                                   ------------
-------------------------------------------------------------------------------
Other Medium Term Notes - 2.30%
-------------------------------------------------------------------------------
  Sigma Finance 4.83% 1/30/07                      10,000,000        10,000,000
                                                                   ------------
  Total Other Medium Term Notes
  (cost $10,000,000)                                                 10,000,000
                                                                   ------------
-------------------------------------------------------------------------------
oVariable Rate Demand Notes - 2.30%
-------------------------------------------------------------------------------
  North Texas Higher Education Authority
    4.85% 12/1/44 (AMBAC)                           8,000,000         8,000,000
  PCP Investors 4.87% 12/1/24                       2,000,000         2,000,000
                                                                   ------------
Total Variable Rate Demand Notes
  (cost $10,000,000)                                                 10,000,000
                                                                   ------------

                                                                    (continued)
6

Statement of net assets
Delaware Cash Reserve Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Total Market Value of Securities - 97.90%
  (cost $425,322,876)(tri)                                         $425,322,876
Receivables and Other Assets
  Net of Liabilities - 2.10%                                          9,100,552
                                                                   ------------
Net Assets Applicable to 434,771,285 Shares
  Outstanding - 100.00%                                            $434,423,428
                                                                   ============

Net Asset Value - Delaware Cash Reserve Fund
Class A ($400,446,986 / 400,741,547 Shares)                               $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund
Class B ($9,807,597 / 9,831,006 Shares)                                   $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund
Class C ($5,352,796 / 5,359,939 Shares)                                   $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund
Consultant Class ($18,816,049 / 18,838,793 Shares)                        $1.00
                                                                          -----

Components of Net Assets at March 31, 2006:
Shares of beneficial interest
  (unlimited authorization - no par)                               $434,771,454
Accumulated net realized loss on investments                           (348,026)
                                                                   ------------
Total net assets                                                   $434,423,428
                                                                   ============

[not equal] The interest rate shown is the effective yield as of the time of purchase.

(CS) Asset-backed commercial paper.

o Variable rate security. The interest rate shown is the rate as of March 31, 2006.

(tri) Also the cost for federal income tax purposes.

AMBAC - Insured by the AMBAC Assurance Corporation

See accompanying notes

Statement of operations

> Delaware Cash Reserve Fund
Year Ended March 31, 2006

Investment Income:
  Interest                                                                            $17,565,306
                                                                                      -----------

Expenses:
  Management fees                                                    $2,101,527
  Dividend disbursing and transfer agent fees and expenses              855,508
  Distribution expenses - Class B                                       146,877
  Distribution expenses - Class C                                        74,746
  Distribution expenses - Consultant Class                               56,820
  Accounting and administration expenses                                180,946
  Reports and statements to shareholders                                130,215
  Registration fees                                                      77,826
  Legal and professional fees                                            70,020
  Insurance fees                                                         39,933
  Trustees' fees                                                         25,451
  Custodian fees                                                          9,284
  Pricing fees                                                            1,468
  Taxes (other than taxes on income)                                        178
  Other                                                                  19,137         3,789,936
                                                                     ----------
  Less expenses absorbed or waived                                                       (239,577)
  Less waived distribution expenses - Class B                                             (22,099)
  Less waived distribution expenses - Class C                                             (10,968)
  Less waived distribution expenses - Consultant Class                                     (9,470)
  Less expense paid indirectly                                                             (4,882)
                                                                                      -----------
  Total expenses                                                                        3,502,940
                                                                                      -----------
Net Investment Income                                                                  14,062,366
                                                                                      -----------

Net Realized Gain on Investments:
  Net Realized Gain on Investments                                                            750
                                                                                      -----------

Net Increase in Net Assets Resulting from Operations                                  $14,063,116
                                                                                      ===========

See accompanying notes

Statements of changes in net assets

> Delaware Cash Reserve Fund

                                                                              Year Ended
                                                                      3/31/06            3/31/05
Increase in Net Assets from Operations:
  Net investment income                                             $ 14,062,366      $  5,931,994
  Net realized gain on investments                                           750             3,573
                                                                    ------------      ------------
  Net increase in net assets resulting from operations                14,063,116         5,935,567
                                                                    ------------      ------------

Dividends to Shareholders from:
Net investment income:
  Class A                                                            (13,061,424)       (5,504,334)
  Class B                                                               (311,897)         (135,870)
  Class C                                                               (159,022)          (64,220)
  Consultant Class                                                      (530,023)         (227,570)
                                                                    ------------      ------------
                                                                     (14,062,366)       (5,931,994)
                                                                    ------------      ------------

Capital Share Transactions:
Proceeds from shares sold:
  Class A                                                            526,009,821       669,359,865
  Class B                                                              6,963,595        15,751,441
  Class C                                                              8,962,766        11,940,121
  Consultant Class                                                     9,334,530        20,542,359
Net asset value of shares issued upon reinvestment of dividends:
  Class A                                                             12,494,548         5,221,123
  Class B                                                                270,548           112,292
  Class C                                                                146,630            56,890
  Consultant Class                                                       512,295           215,023
                                                                    ------------      ------------
                                                                     564,694,733       723,199,114
                                                                    ------------      ------------
Cost of shares repurchased:
  Class A                                                           (574,611,940)     (723,689,725)
  Class B                                                            (15,180,969)      (19,891,833)
  Class C                                                            (13,490,077)      (12,555,278)
  Consultant Class                                                   (10,862,243)      (33,253,549)
                                                                    ------------      ------------
                                                                    (614,145,229)     (789,390,385)
                                                                    ------------      ------------
Decrease in net assets derived from capital share transactions       (49,450,496)      (66,191,271)
                                                                    ------------      ------------
Net Decrease in Net Assets                                           (49,449,746)      (66,187,698)

Net Assets:
  Beginning of period                                                483,873,174       550,060,872
                                                                    ------------      ------------
End of period (there was no undistributed net investment
  income at either period end)                                      $434,423,428      $483,873,174
                                                                    ============      ============

See accompanying notes

Financial highlights

> Delaware Cash Reserve Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                       Year Ended
                                                     ------------------------------------------------------------------------------
                                                       3/31/06          3/31/05           3/31/04           3/31/03         3/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $1.000            $1.000            $1.000            $1.000         $1.000

Income from investment operations:
Net investment income                                   0.031             0.012             0.007             0.009           0.026
                                                       ------            ------            ------            ------           ------
Total from investment operations                        0.031             0.012             0.007             0.009           0.026
                                                       ------            ------            ------            ------           ------

Less dividends from:
Net investment income                                  (0.031)           (0.012)           (0.007)           (0.009)         (0.026)
                                                       ------            ------            ------            ------           ------
Total dividends                                        (0.031)           (0.012)           (0.007)           (0.009)         (0.026)
                                                       ------            ------            ------            ------           ------

Net asset value, end of period                         $1.000            $1.000            $1.000            $1.000           $1.000
                                                       ======            ======            ======            ======           ======

Total return(1)                                          3.11%             1.21%             0.67%             0.92%          2.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $400,447          $436,552          $485,657          $538,469        $525,032
Ratio of expenses to average net assets                  0.70%             0.56%             0.45%             0.76%          0.92%
Ratio of expenses to average net assets
  prior to expense limitation and expense
  paid indirectly                                        0.75%             0.78%             0.93%             0.99%          0.92%
Ratio of net investment income to average net assets     3.06%             1.17%             0.67%             0.91%          2.56%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly  3.01%             0.95%             0.19%             0.68%          2.56%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


10                                                                   (continued)

Financial highlights

> Delaware Cash Reserve Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                       Year Ended
                                                     -------------------------------------------------------------------------------
                                                      3/31/06           3/31/05           3/31/04           3/31/03         3/31/02
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $1.000            $1.000            $1.000            $1.000          $1.000

Income from investment operations:
Net investment income                                   0.022             0.007             0.001             0.002           0.016
                                                       ------            ------            ------            ------          ------
Total from investment operations                        0.022             0.007             0.001             0.002           0.016
                                                       ------            ------            ------            ------          ------

Less dividends from:
Net investment income                                  (0.022)           (0.007)           (0.001)           (0.002)         (0.016)
                                                       ------            ------            ------            ------          ------
Total dividends                                        (0.022)           (0.007)           (0.001)           (0.002)         (0.016)
                                                       ------            ------            ------            ------          ------

Net asset value, end of period                         $1.000            $1.000            $1.000            $1.000          $1.000
                                                       ======            ======            ======            ======          ======

Total return(1)                                          2.21%             0.70%             0.11%             0.16%           1.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                $9,807           $17,755           $21,783           $37,025         $25,744
Ratio of expenses to average net assets                  1.55%             1.06%             1.02%             1.51%           1.92%
Ratio of expenses to average net assets prior to
  expense limitation and expense paid indirectly         1.75%             1.78%             1.93%             1.99%           1.92%
Ratio of net investment income to average net assets     2.21%             0.67%             0.10%             0.16%           1.56%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expense
  paid indirectly                                        2.01%            (0.05%)           (0.81%)           (0.32%)          1.56%
------------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                                (continued)   11

Financial highlights

> Delaware Cash Reserve Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                       Year Ended
                                                     ------------------------------------------------------------------------------
                                                       3/31/06           3/31/05           3/31/04          3/31/03         3/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $1.000            $1.000            $1.000            $1.000          $1.000

Income from investment operations:
Net investment income                                   0.022             0.007             0.001             0.002           0.016
                                                       ------            ------            ------            ------          ------
Total from investment operations                        0.022             0.007             0.001             0.002           0.016
                                                       ------            ------            ------            ------          ------

Less dividends from:
Net investment income                                  (0.022)           (0.007)           (0.001)           (0.002)         (0.016)
                                                       ------            ------            ------            ------          ------
Total dividends                                        (0.022)           (0.007)           (0.001)           (0.002)         (0.016)
                                                       ------            ------            ------            ------          ------

Net asset value, end of period                         $1.000            $1.000            $1.000            $1.000          $1.000
                                                       ======            ======            ======            ======          ======

Total return(1)                                          2.21%             0.70%             0.11%             0.16%           1.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                $5,353            $9,734           $10,293           $10,424          $7,084
Ratio of expenses to average net assets                  1.55%             1.06%             1.02%             1.51%           1.92%
Ratio of expenses to average net assets prior
  to expense limitation and expense paid indirectly      1.75%             1.78%             1.93%             1.99%           1.92%
Ratio of net investment income to average net assets     2.21%             0.67%             0.10%             0.16%           1.56%
Ratio of net investment income (loss) to average
  net assets prior to expense limitation and
  expense paid indirectly                                2.01%            (0.05%)           (0.81%)           (0.32%)          1.56%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


12                                                                   (continued)

Financial highlights

> Delaware Cash Reserve Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                            Year Ended
                                                     ------------------------------------------------------------------------------
                                                      3/31/06           3/31/05           3/31/04           3/31/03         3/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $1.000            $1.000            $1.000            $1.000          $1.000

Income from investment operations:
Net investment income                                   0.028             0.010             0.004             0.007           0.023
                                                       ------            ------            ------            ------          ------
Total from investment operations                        0.028             0.010             0.004             0.007           0.023
                                                       ------            ------            ------            ------          ------

Less dividends from:
Net investment income                                  (0.028)           (0.010)           (0.004)           (0.007)         (0.023)
                                                       ------            ------            ------            ------          ------
Total dividends                                        (0.028)           (0.010)           (0.004)           (0.007)         (0.023)
                                                       ------            ------            ------            ------          ------

Net asset value, end of period                         $1.000            $1.000            $1.000            $1.000          $1.000
                                                       ======            ======            ======            ======          ======

Total return(1)                                          2.85%             0.95%             0.42%             0.67%           2.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)               $18,816           $19,832           $32,328           $37,030         $34,614
Ratio of expenses to average net assets                  0.95%             0.81%             0.70%             1.01%           1.17%
Ratio of expenses to average net assets
  prior to expense limitation and expense
  paid indirectly                                        1.05%             1.08%             1.23%             1.24%           1.17%
Ratio of net investment income to average net assets     2.81%             0.92%             0.42%             0.66%           2.31%
Ratio of net investment income (loss) to average
  net assets prior to expense limitation and
  expense paid indirectly                                2.71%             0.65%            (0.11%)            0.43%           2.31%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

> Delaware Cash Reserve Fund
March 31, 2006

Delaware Group Cash Reserve (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

Effective July 1, 2005, DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.70% of average daily net assets of the Fund, which can be revoked at any time. Prior to July 1, 2005, DMC had elected to waive its fees in order to prevent such expenses from exceeding 0.65% of the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to May 19, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees in order to prevent these fees from exceeding 0.25% of average daily net assets for Consultant Class shares. These waivers may be revoked at any time. Prior to July 1, 2005, DDLP had elected to waive distribution and service fees in order to prevent these fees from exceeding 0.50% of average daily net assets for Class B and C shares.

At March 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC             $143,928
Dividend disbursing, transfer agent, accounting
  and administration fees and  other expenses
  payable to DSC                                       92,946
Distribution fee payable to DDLP                       17,541
Other expenses payable to DMC and affiliates*          11,406

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.


14                                                                   (continued)

Notes to financial statements

> Delaware Cash Reserve Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended March 31, 2006, the Delaware Cash Reserve Fund was charged $28,775 for internal legal services provided by DMC.

For the year ended March 31, 2006, DDLP received gross contingent deferred sales charge commissions of $79,299 and $3,213 on redemption of the Fund's Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the years ended March 31, 2006 and 2005 was as follows:

                                                             Year Ended
                                                    3/31/06            3/31/05
                                                    -------            -------
Ordinary income                                   $14,062,366         $5,931,994

As of March 31, 2006, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                    $434,771,454
Capital loss carryforwards                           (348,026)
                                                 ------------
Net assets                                       $434,423,428
                                                 ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $750 was utilized in 2006. Capital loss carryforwards remaining at March 31, 2006 will expire as follows:
$348,026 expires in 2011.

4. Capital Shares

Transactions in capital shares were as follows:

                                                            Year Ended
                                                    3/31/06           3/31/05
Shares sold:
Class A                                           526,009,821       669,359,865
Class B                                             6,963,595        15,751,441
Class C                                             8,962,766        11,940,121
Consultant Class                                    9,334,530        20,542,359
Shares issued upon reinvestment of dividends:
Class A                                            12,494,548         5,221,081
Class B                                               270,548           112,291
Class C                                               146,630            56,890
Consultant Class                                      512,295           215,023
                                                 ------------      ------------
                                                  564,694,733       723,199,071
                                                 ------------      ------------
Shares repurchased:
Class A                                          (574,611,940)     (723,689,725)
Class B                                           (15,180,969)      (19,891,832)
Class C                                           (13,490,183)      (12,555,278)
Consultant Class                                  (10,862,243)      (33,253,549)
                                                 ------------      ------------
                                                 (614,145,335)     (789,390,384)
                                                 ------------      ------------
Net decrease                                      (49,450,602)      (66,191,313)
                                                 ============      ============

For the years ended March 31, 2006 and 2005, 1,931,445 Class B shares were converted to 1,931,445 Consultant Class shares valued at $1,931,445 and 580,569 Class B shares were converted to 580,569 Consultant Class shares valued at $580,569, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the Statements of Changes in Net Assets.

5. Credit and Market Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Fund.


                                                                (continued)   15

Notes to financial statements

> Delaware Cash Reserve Fund

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

7. Tax Information (Unaudited)

The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended March 31, 2006, the Fund designates distributions paid during the year as follows:

                                      (A)
                                    Ordinary
                                     Income
                                 Distributions
                                  (Tax Basis)
                                ---------------
                                      100%

(A) is based on a percentage of the Fund's total distribution.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Cash Reserve --
Delaware Cash Reserve Fund

We have audited the accompanying statement of net assets of Delaware Cash Reserve Fund (the sole series of Delaware Group Cash Reserve) ("the Fund") as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.

Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Cash Reserve Fund series of Delaware Group Cash Reserve at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
May 12, 2006

Delaware Investments(R) Family of Funds

Board of trustees/directors and officers addendum

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                    Number of
                                                                                               Portfolios in Fund        Other
       Name,                                                                                    Complex Overseen     Directorships
      Address                Position(s)          Length of        Principal Occupation(s)         by Trustee           Held by
   and Birthdate          Held with Fund(s)      Time Served         During Past 5 Years           or Officer     Trustee or Officer
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
  Jude T. Driscoll(2)         Chairman,            5 Years -          Since August 2000,               87               None
  2005 Market Street          President,       Executive Officer  Mr. Driscoll has served in
   Philadelphia, PA        Chief Executive                        various executive capacities
       19103                 Officer and           2 Years -          at different times at
                               Trustee             Trustee           Delaware Investments(1)
   March 10, 1963
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
  Thomas L. Bennett             Trustee             Since              Private Investor -              87               None
  2005 Market Street                            March 23, 2005       (March 2004 - Present)
   Philadelphia, PA
       19103                                                          Investment Manager -
                                                                      Morgan Stanley & Co.
   October 4, 1947                                                (January 1984 - March 2004)
------------------------------------------------------------------------------------------------------------------------------------
    John A. Fry                 Trustee             4 Years               President -                  87             Director -
  2005 Market Street                                               Franklin & Marshall College                     Community Health
   Philadelphia, PA                                                  (June 2002 - Present)                              Systems
        19103
                                                                   Executive Vice President -                         Director -
     May 28, 1960                                                  University of Pennsylvania                       Allied Barton
                                                                    (April 1995 - June 2002)                      Security Holdings
------------------------------------------------------------------------------------------------------------------------------------
   Anthony D. Knerr             Trustee             12 Years      Founder/Managing Director -          87               None
  2005 Market Street                                               Anthony Knerr & Associates
   Philadelphia, PA                                                  (Strategic Consulting)
       19103                                                            (1990 - Present)

  December 7, 1938
------------------------------------------------------------------------------------------------------------------------------------
  Lucinda S. Landreth           Trustee              Since         Chief Investment Officer -          87               None
  2005 Market Street                            March 23, 2005          Assurant, Inc.
   Philadelphia, PA                                                       (Insurance)
        19103                                                            (2002 - 2004)

     June 24, 1947
------------------------------------------------------------------------------------------------------------------------------------
     Ann R. Leven               Trustee             16 Years    Treasurer/Chief Fiscal Officer -       87            Director and
  2005 Market Street                                               National Gallery of Art                         Audit Committee
   Philadelphia, PA                                                       (1994 - 1999)                           Chairperson - Andy
        19103                                                                                                     Warhol Foundation

    November 1, 1940                                                                                              Director and Audit
                                                                                                                  Committee Member -
                                                                                                                     Systemax Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                                               Portfolios in Fund        Other
       Name,                                                                                    Complex Overseen     Directorships
      Address                Position(s)          Length of        Principal Occupation(s)         by Trustee           Held by
   and Birthdate          Held with Fund(s)      Time Served         During Past 5 Years           or Officer     Trustee or Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)
------------------------------------------------------------------------------------------------------------------------------------
   Thomas F. Madison           Trustee              11 Years            President/Chief                87             Director -
   2005 Market Street                                                  Executive Officer -                          Banner Health
    Philadelphia, PA                                                   MLM Partners, Inc.
        19103                                                       (Small Business Investing                         Director -
                                                                        and Consulting)                          CenterPoint Energy
   February 25, 1936                                                 (January 1993 - Present)
                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans             Trustee             6 Years              Vice President                87               None
  2005 Market Street                                                (January 2003 - Present)
   Philadelphia, PA                                                      and Treasurer
        19103                                                       (January 2006 - Present)
                                                                        3M Corporation
    July 31, 1948
                                                                      Ms. Yeomans has held
                                                                  various management positions
                                                                  at 3M Corporation since 1983.
------------------------------------------------------------------------------------------------------------------------------------
   J. Richard Zecher            Trustee              Since                 Founder -                   87        Director and Audit
  2005 Market Street                            March 23, 2005         Investor Analytics                        Committee Member -
   Philadelphia, PA                                                     (Risk Management)                        Investor Analytics
        19103                                                         (May 1999 - Present)
                                                                                                                 Director and Audit
      July 3, 1940                                                                                               Committee Member -
                                                                                                                    Oxigene, Inc.

                                                                                                                  Director - Sutton
                                                                                                                   Asset Management
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
  Michael P. Bishof            Senior          Chief Financial     Mr. Bishof has served in            87              None(3)
  2005 Market Street        Vice President      Officer since     various executive capacities
   Philadelphia, PA              and           February 17, 2005      at different times at
        19103              Chief Financial                            Delaware Investments.
                               Officer
    August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------
   David F. Connor         Vice President,   Vice President since    Mr. Connor has served as          87              None(3)
  2005 Market Street       Deputy General     September 21, 2000    Vice President and Deputy
   Philadelphia, PA    Counsel and Secretary     and Secretary          General Counsel of
       19103                                         since             Delaware Investments
                                               October 25, 2005             since 2000.
  December 2, 1963
------------------------------------------------------------------------------------------------------------------------------------
   David P. O'Connor        Senior Vice     Senior Vice President, Mr. O'Connor has served in          87              None(3)
   2005 Market Street        President,      General Counsel and   various executive and legal
    Philadelphia, PA       General Counsel    Chief Legal Officer capacities at different times
         19103                and Chief             since           at Delaware Investments.
                            Legal Officer      October 25, 2005
   February 21, 1966
------------------------------------------------------------------------------------------------------------------------------------
   John J. O'Connor    Senior Vice President       Treasurer        Mr. O'Connor has served in         87               None
  2005 Market Street       and Treasurer             since        various executive capacities
   Philadelphia, PA                            February 17, 2005     at different times at
        19103                                                        Delaware Investments.
    June 16, 1957
------------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.

(3) Messrs. Bishof, Connor, and David P. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                            Affiliated Officers                            Contact Information
Jude T. Driscoll                             Michael P. Bishof                              Investment Manager
Chairman                                     Senior Vice President and                      Delaware Management Company, a Series
Delaware Investments Family of Funds         Chief Financial Officer                        of Delaware Management Business Trust
Philadelphia, PA                             Delaware Investments Family of Funds           Philadelphia, PA
                                             Philadelphia, PA
Thomas L. Bennett                                                                           National Distributor
Private Investor                             David F. Connor                                Delaware Distributors L.P.
Rosemont, PA                                 Vice President, Deputy General Counsel,        Philadelphia, PA
                                             and Secretary
John A. Fry                                  Delaware Investments Family of Funds           Shareholder Servicing, Dividend
President                                    Philadelphia, PA                               Disbursing and Transfer Agent
Franklin & Marshall College                                                                 Delaware Service Company Inc.
Lancaster, PA                                David P. O'Connor                              2005 Market Street
                                             Senior Vice President, General Counsel,        Philadelphia, PA 19103-7094
Anthony D. Knerr                             and Chief Legal Officer
Founder/Managing Director                    Delaware Investments Family of Funds           For Shareholders
Anthony Knerr & Associates                   Philadelphia, PA                               800 523-1918
New York, NY
                                             John J. O'Connor                               For Securities Dealers
Lucinda S. Landreth                          Senior Vice President and Treasurer            and Financial Institutions
Former Chief Investment Officer              Delaware Investments Family of Funds           Representatives Only
Assurant Inc.                                Philadelphia, PA                               800 362-7500
Philadelphia, PA
                                                                                            Web Site
Ann R. Leven                                                                                www.delawareinvestments.com
Former Treasurer/Chief Fiscal Officer
National Gallery of Art                                                                     Delaware Investments is the marketing
Washington, DC                                                                              name of Delaware Management Holdings,
                                                                                            Inc. and its subsidiaries.
Thomas F. Madison
President and Chief Executive Officer        The Fund files its complete schedule of portfolio holdings with the Securities
MLM Partners Inc.                            and Exchange Commission for the first and third quarters of each fiscal year on
Minneapolis, MN                              Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating
Janet L. Yeomans                             to portfolio securities are available without charge (i) upon request, by
Vice President and Treasurer                 calling 800 523-1918; (ii) on the Fund's Web site at
3M Corporation                               http://www.delawareinvestments.com; and (iii) on the Commission's Web site at
St. Paul, MN                                 http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the
                                             Commission's Public Reference Room in Washington, DC; information on the
J. Richard Zecher                            operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Founder
Investor Analytics                           Information (if any) regarding how the Fund voted proxies relating to portfolio
Scottsdale, AZ                               securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at
                                             http://www.delawareinvestments.com; and (ii) on the Commission's Web site at

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o  Hassle-Free Investing - Make online purchases and redemptions at any time.

o Simplified Tax Processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less Mail Clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, to assist with any questions.





Delaware
Investments(R)
--------------
A member of Lincoln Financial Group




(438)                                                         Printed in the USA
AR-008 [3/06] CGI 5/06                                     ANN 0603 CASH PO10969

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Thomas L. Bennett (1)
         Thomas F. Madison
         Janet L. Yeomans (1)
         J. Richard Zecher

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.
             ----------

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,400 for the fiscal year ended March 31, 2006.


-----------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $25,350 for the fiscal year ended March 31, 2005.

         (b) Audit-related fees.
             ------------------

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2006.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,700 for the registrant's fiscal year ended March 31, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2005.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $164,700 for the registrant's fiscal year ended March 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.
             --------

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $5,200 for the fiscal year ended March 31, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended March 31, 2006.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $1,750 for the fiscal year ended March 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended March 31, 2005.

         (d) All other fees.
             --------------

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended March 31, 2006.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended March 31, 2006.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended March 31, 2005.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended March 31, 2005.

         (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

---------------------------------------------------------------------------------- -----------------------------------
Service                                                                                      Range of Fees
---------------------------------------------------------------------------------- -----------------------------------
Audit Services
---------------------------------------------------------------------------------- -----------------------------------
Statutory audits or financial audits for new Funds                                 up to $25,000 per Fund
---------------------------------------------------------------------------------- -----------------------------------
Services associated with SEC registration statements (e.g., Form N-1A, Form
N-14, etc.), periodic reports and other documents filed with the SEC or other
documents issued in connection with securities offerings (e.g., comfort letters    up to $10,000 per Fund
for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters
---------------------------------------------------------------------------------- -----------------------------------
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit-related services" rather than "audit services")
---------------------------------------------------------------------------------- -----------------------------------
Audit-Related Services
---------------------------------------------------------------------------------- -----------------------------------
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit services" rather than "audit-related services")
---------------------------------------------------------------------------------- -----------------------------------
Tax Services
---------------------------------------------------------------------------------- -----------------------------------
U.S. federal, state and local and international tax planning and advice (e.g.,
consulting on statutory, regulatory or administrative developments, evaluation     up to $25,000 in the aggregate
of Funds' tax compliance function, etc.)
---------------------------------------------------------------------------------- -----------------------------------
U.S. federal, state and local tax compliance (e.g., excise distribution reviews,
etc.)                                                                              up to $5,000 per Fund
---------------------------------------------------------------------------------- -----------------------------------
Review of federal, state, local and international income, franchise and other      up to $5,000 per Fund
tax returns
---------------------------------------------------------------------------------- -----------------------------------

         Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

---------------------------------------------------------------------------------- -----------------------------------
Service                                                                                      Range of Fees
---------------------------------------------------------------------------------- -----------------------------------
Non-Audit Services
---------------------------------------------------------------------------------- -----------------------------------
Services associated with periodic reports and other documents filed with the SEC   up to $10,000 in the aggregate
and assistance in responding to SEC comment letters
---------------------------------------------------------------------------------- -----------------------------------

         The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $201,160 and $354,209 for the registrant's fiscal years ended March 31, 2006 and March 31, 2005, respectively.

         (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


Name of Registrant:  Delaware Group Cash Reserve


JUDE T. DRISCOLL
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 2, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



JUDE T. DRISCOLL
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 2, 2006



MICHAEL P. BISHOF
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    June 2, 2006